Schedule III - Schedule of Real Estate	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Schedule of Real Estate
Schedule III - Schedule of Real Estate
The following is a summary of the Company’s investment properties as of December 31, 2024 prepared in accordance with Rule 12-28 of Regulation S-X:

Corporación Inmobiliaria Vesta, S.A.B. de C.V.
Schedule III - Real Estate
As of December 31, 2024

Description				Initial Cost			Gross Cost as of December 31, 2024
Industrial Park	Location	# buildings	Encumbrances (a)	Land (b)	Building & Improvements (c)	Costs Capitalized Subsequent to Acquisition or Construction	Land	Building & Improvements	Fair Value Adjustments (d)	Cumulative Foreign Currency Translation Effect	Cost to conclude (e)	Carrying Value at the End of the Year (f)(g)(h)	Year of construction / acquisition (i)
DSP	Aguascalientes	8	—	—	67,731,979	6,949,985	—	74,681,964	72,818,036	—	—	147,500,000	2014
Vesta Park Aguascalientes	Aguascalientes	3	—	1,310,069	17,572,971	2,512,018	1,310,069	20,084,989	(1,895,057)	—	—	19,500,000	2014
Los Bravos Vesta Park	Cd Juarez	8	87,870,000	6,796,499	6,994,614	14,210,985	6,796,499	21,205,599	71,917,902	—	—	99,920,000	2007
Vesta Park Juárez Sur I	Cd Juarez	6	—	10,582,374	48,408,722	10,172,575	10,582,374	58,581,297	51,926,329	—	—	121,090,000	2007
Vesta Park Guadalajara	Guadalajara	8	—	38,388,964	53,679,159	58,666,735	38,363,080	112,345,894	174,631,026	—	—	325,340,000	2020
Vesta Park Guadalupe	Monterrey	2	—	—	18,245,889	1,610,748	—	19,856,637	18,563,363	—	—	38,420,000	2021
Vesta Puebla I	Puebla	5	—	2,941,828	37,367,404	3,228,061	2,941,828	37,636,569	38,621,603	—	—	79,200,000	2015
Bernardo Quintana	Querétaro	9	40,280,000	3,941,469	18,132,773	8,449,674	3,941,469	26,582,447	12,166,084	—	—	42,690,000	1996
Parque Industrial Querétaro	Querétaro	12	62,250,000	11,860,812	60,902,884	9,799,520	11,860,812	70,702,403	60,816,785	—	—	143,380,000	2005
Vesta Park Querétaro	Querétaro	6	—	3,488,994	49,923,798	20,516,239	3,483,212	70,440,038	35,106,750	—	—	109,030,000	2016
Queretaro Aerospace Park	Querétaro	13	—	—	120,959,204	11,704,426	—	132,663,630	48,336,370	—	(1,924,845)	179,075,155	2009
SMA Park	San Miguel de Allende	7	—	11,140,979	33,559,225	7,585,584	11,140,979	41,144,809	43,614,212	—	(671,178)	95,228,822	2014
Las Colinas	Silao	7	58,200,000	8,957,440	30,014,764	4,642,746	8,957,440	34,657,510	16,085,051	—	—	59,700,000	2008
Vesta Park Puerto Interior	Silao	7	—	22,453,115	24,432,824	6,298,278	22,453,115	30,731,102	3,215,783	—	—	56,400,000	2014
Tres Naciones	SLP	10	32,550,000	16,683,579	25,450,392	8,082,256	16,683,579	33,532,647	28,353,773	—	(1,681,436)	76,888,564	1999
Vesta Park SLP	San Luis Potosí	4	—	—	30,427,295	4,528,748	—	34,956,044	25,153,956	—	—	60,110,000	2019
La Mesa Vesta Park	Tijuana	16	64,730,000	9,054,608	21,227,938	8,699,413	9,054,608	29,927,351	29,748,041	—	—	68,730,000	2005
Nordika	Tijuana	1	17,300,000	1,970,311	4,518,481	1,129,663	1,970,311	5,648,144	11,481,545	—	—	19,100,000	2013
El potrero	Tijuana	2	29,600,000	3,918,715	7,643,699	2,766,861	3,918,715	10,410,560	16,370,725	—	—	30,700,000	2007
Vesta Park Tijuana III	Tijuana	3	—	8,967,836	17,021,445	3,639,065	8,967,836	20,660,510	31,141,655	—	—	60,770,000	2007
Vesta Park Pacifico	Tijuana	2	13,500,000	3,320,210	13,454,123	1,204,010	3,320,210	14,658,133	15,721,657	—	—	33,700,000	2015
VP Lago Este	Tijuana	2	—	19,284,782	18,309,203	6,322,473	19,284,782	24,631,676	33,183,541	—	—	77,100,000	2017
Vesta Park Megaregion	Tijuana	6	—	8,619,298	64,868,663	77,369,876	8,619,298	142,238,538	(19,037,837)	—	—	131,820,000	2021
VPT I	Tlaxcala	4	—	1,986,312	18,283,246	1,399,020	1,986,312	19,682,267	21,231,422	—	—	42,900,000	2014
Exportec	Toluca	3	14,830,000	872,299	4,160,722	1,179,700	872,299	5,340,422	8,667,279	—	—	14,880,000	1998
T 2000	Toluca	3	84,890,000	10,436,630	20,079,946	20,103,552	10,436,630	40,183,497	37,599,873	—	—	88,220,000	1999
El Coecillo Vesta Park	Toluca	1	58,090,000	1,766,847	14,377,370	13,028,885	1,766,847	27,406,255	27,826,898	—	—	57,000,000	2000
Vesta Park Toluca I	Toluca	11	—	20,411,730	65,896,059	18,442,811	20,411,730	84,338,871	103,959,399	—	—	208,710,000	2005
Vesta Park Apodaca	Monterrey	4	—	14,643,591	68,705,100	51,364,103	14,447,513	36,209,312	48,313,174	—	(1,608,550)	97,361,450	2021
Las Ventanas Park	Matamoros	1	—	3,881,289	21,858,633	—	3,881,289	21,858,633	18,260,077	—	—	44,000,000	2017
Vesta Park Almar	Tijuana	2	—	—	15,711,289	4,572,738	—	20,284,026	28,165,974	—	—	48,450,000	2020
Vesta Park Rivera Lara I	Cd Juarez	1	—	1,075,750	3,684,126	—	1,075,750	3,684,126	340,124	—	—	5,100,000	2008

Vesta Park Rosarito I	Tijuana	1	19,300,000	2,891,498	15,168,855	1,332,235	2,891,498	16,501,091	1,407,412	—	—	20,800,000	2006
Vesta Lagos de Moreno	Lagos	3	—	3,498,267	27,368,941	8,847,335	3,498,267	36,216,275	48,535,702	(7,880,676)	—	80,369,568	2000
Vesta Tlaxcala	Tlaxcala	9	22,500,000	7,072,992	23,741,557	2,850,241	7,072,992	26,591,798	18,045,211	—	—	51,710,000	2001
Vesta Morelos	VM	2	—	6,033,568	9,140,732	573,047	6,033,568	9,713,778	21,502,653	—	—	37,250,000	2018
Stellantis I	Toluca	4	—	6,185,551	8,514,449	7,936,502	6,185,551	16,450,951	1,963,498	—	—	24,600,000	2022
Vesta Park Juárez Oriente	Cd Juarez	5	—	—	40,959,547	17,659,572	—	58,619,118	81,930,882	—	(5,005,173)	135,544,827	2022
San Martín Obispo	VM	1	—	—	19,322,594	—	—	19,322,594	96,907,406	—	(8,132,439)	108,097,561	2023
Vesta Park Tijuana Pacífico	Tijuana	11	—	—	—	1,246,719	—	1,246,719	77,203,281	—	—	78,450,000	2000
Other	Other	11	37,400,000	51,130,324	99,786,028	36,781,479	51,130,324	117,445,599	(3,045,924)	—	(4,653,900)	160,876,100	2001
Total of operating parks		224	643,290,000	325,568,529	1,267,606,641	467,407,879	325,340,786	1,629,073,826	1,456,855,632	(7,880,676)	(23,677,521)	3,379,712,047

Vesta Park Aguascalientes	Aguascalientes	2	—	—	10,399,011.00	—	—	10,399,011.00	10,290,989.00	—	(7,469,394.00)	13,220,606.00	2023
VP Queretaro	Querétaro	2	—	—	4,625,736.00	—	—	4,625,736.00	21,774,264.00	—	(13,120,438.00)	13,279,562.00	2023
San Martín Obispo	Valle de México	1	—	—	2,068,864.00	—	—	2,068,864.00	26,131,136.00	—	(3,746,325.00)	24,453,675.00	2024
Vesta Park Apodaca	Monterrey	4	—	—	31,472,868.00	—	—	32,495,788.00	157,454,212.00	—	(48,519,541.00)	141,430,459.00	2024
VP Queretaro	Querétaro	1	—	—	2,223,727.00	—	—	2,223,727.00	10,976,273.00	—	(6,372,685.00)	6,827,315.00	2024
Vesta Puebla I	Puebla	1	—	—	2,958,896.00	—	—	2,958,896.00	2,521,104.00	—	(1,957,220.00)	3,522,780.00	2024
Total of land and buildings under construction		11	—	—	53,749,101.00	—	—	54,772,021.00	229,147,979.00	—	(81,185,603.00)	202,734,397.00

VP SLP	San Luis Potosí		—	2,642,396	—	—	2,642,396	—	7,912,600	—	—	10,554,996	2019
VP Queretaro	Querétaro		—	5,897,328	—	—	5,897,328	—	15,331,966	—	—	21,229,294	2018
Vesta Park Puerto Interior	Silao		—	13,055,507	—	—	13,055,507	—	5,043,396	—	—	18,098,903	2015
Vesta Park Aguascalientes	Aguascalientes		—	13,045,841	—	—	13,045,841	—	14,456,913	—	—	27,502,754	2018
SMA	San Miguel de Allende		—	11,861,361	—	—	11,861,361	—	3,097,503	—	—	14,958,864	2015
Vesta Park Guadalajara	Guadalajara		—	11,705,077	—	—	11,705,077	—	—	—	—	11,705,077	2024
Vesta Park Megaregion	Tijuana		—	10,602,082	—	—	10,602,082	—	(330,145)	—	—	10,271,937	2024
Total of land reserves			—	68,809,592	—	—	68,809,592	—	45,512,233	—	—	114,321,825

		235	$643,290,000	$394,378,121	$1,321,355,743	$467,407,879	$394,150,378	$1,683,845,847	$1,731,515,844	$(7,880,676)	$(104,863,123)	$3,696,768,269
a.Encumbrances include security trust agreements over some of our properties securing two secured loans acquired in 2016 and 2017.
b.Land amounts include land owned and does not include land easements in our real estate portfolio.
c.Amounts presented in building and improvements include building improvements costs, acquisition costs, land improvements costs, infrastructure costs and brokerage fees paid.
d.Vesta uses external appraisers in measuring the fair value for all of its investment properties. The independent appraisers hold recognized and relevant professional qualification and have recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13.
e.Cost to conclude in our operating parks represent construction of new buildings in the related park.
f.See Note 8 of our audited consolidated financial statements as of December 31, 2023 for the reconciliation of investment properties for the years ended December 31, 2023, 2022 and 2021.
g.The aggregate cost for Federal income tax purposes as of December 31, 2023 was $2,150,251,077
h.Accrued intercompany profits included in the carrying value of investment properties are US$0.0
i.Year of construction or acquisition represents the earliest year Vesta acquired or began construction in such property.